Operating Segment Information - Schedule of Analysis of the Group's Results by Reportable Segments (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Asset Management [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		$ 126,371		$ 111,691		$ 53,709
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,009,065)		2,891,150		1,731,831
Gain on certificate liabilities		802,747		(2,910,985)		(1,703,465)
Other operating gains		206,318		19,835		(28,366)
Total gains/(losses) from operations
Total revenues, gains/(losses) from operations		126,371	[1]	111,691		53,709	[1]
Operating expenses (3)
Cost of revenue	[2]	(15,434)		(9,621)		(3,994)
Salaries and employee benefits	[2]	(6,859)		(3,016)		(1,952)
Professional fees	[2]	(2,254)		(1,310)		(1,230)
Marketing expenses	[2]	(2,637)		(3,593)		(1,716)
Technology expense	[2]	(1,089)
Allowance for credit losses
Other general and administrative expenses	[3]	(1,873)		(753)		(449)
XBT/ETP Pricing differential
Segment EBITDA				93,398		44,368
Transaction expenses		96,225
Share based compensation
Depreciation and amortization		(2,188)
Income from sale of FTX claim
Interest income		598
Interest expense		(2,601)
Gain (Loss) on treasury digital assets
Fair value gain on investments, net of impairment of equity method investment
XBT/ETP Pricing differential
Income/(loss) before income taxes		92,034		93,398		44,368
Capital Markets [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		39,306		43,849		34,002
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		31,038		37,663		7,367
Gain on certificate liabilities		(4,584)		(14,588)		341
Other operating gains		5,698		(1)		(422)
Total gains/(losses) from operations		32,152		23,074		7,286
Total revenues, gains/(losses) from operations		71,458	[1]	66,923		41,288	[1]
Operating expenses (3)
Cost of revenue	[2]	(4,755)		(5,507)		(2,803)
Salaries and employee benefits	[2]	(5,602)		(3,195)		(2,889)
Professional fees	[2]	(1,989)		(66)		(772)
Marketing expenses	[2]	(15)		(70)
Technology expense	[2]	(907)
Allowance for credit losses	[2]	1,142		(1,902)
Other general and administrative expenses		(1,665)		(1,372)	[3]	(666)	[3]
XBT/ETP Pricing differential
Segment EBITDA				54,811		34,158
Transaction expenses		57,667
Share based compensation
Depreciation and amortization		(474)
Income from sale of FTX claim
Interest income		598
Interest expense		(2,601)
Gain (Loss) on treasury digital assets
Fair value gain on investments, net of impairment of equity method investment
XBT/ETP Pricing differential
Income/(loss) before income taxes		55,190		54,811		34,158
Other and Unallocated [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue			[4]		[5]		[5]
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(4,746)	[4]	4,597	[5]	5,605	[5]
Gain on certificate liabilities		4,584	[4]	14,588	[5]	(341)	[5]
Other operating gains		(17)	[4]	1	[5]	422	[5]
Total gains/(losses) from operations		(179)	[4]	19,186	[5]	5,686	[5]
Total revenues, gains/(losses) from operations		(179)	[1],[4]	19,186	[5]	5,686	[1],[5]
Operating expenses (3)
Cost of revenue	[2]		[4]	(81)	[5]	(295)	[5]
Salaries and employee benefits	[2]	(7,060)	[4]	(15,526)	[5]	(8,475)	[5]
Professional fees	[2]	(5,627)	[4]	(3,279)	[5]	(2,495)	[5]
Marketing expenses	[2]	(2,639)	[4]	(1,808)	[5]	(1,503)	[5]
Technology expense	[2]	(2,478)	[4]	(2,738)	[5]	(2,404)	[5]
Allowance for credit losses					[2],[5]
Other general and administrative expenses	[3]	(2,936)	[4]	(3,561)	[5]	(2,513)	[5]
XBT/ETP Pricing differential		(1,633)	[4]	(15,760)	[5]	(2,234)	[5]
Segment EBITDA	[5]			(23,567)		(14,233)
Transaction expenses	[4]	(22,373)
Share based compensation		(2,839)	[4]	(12,369)	[5]	(1,261)	[5]
Depreciation and amortization		(481)	[4]	(3,022)	[5]	(3,993)	[5]
Income from sale of FTX claim	[5]			36,816
Interest income		597	[4]	8,495	[5]	7,975	[5]
Interest expense		(2,602)	[4]	(11,355)	[5]	(8,510)	[5]
Gain (Loss) on treasury digital assets		(4,685)	[4]	3,493	[5]
Fair value gain on investments, net of impairment of equity method investment		(1,574)	[4]	923	[5]	15,732	[5]
XBT/ETP Pricing differential		1,633	[4]	15,760	[5]	2,234	[5]
Income/(loss) before income taxes		(32,503)	[4]	15,174	[5]	(2,056)	[5]
Reportable Segment [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		165,677		155,540		87,711
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(982,773)		2,933,410		1,744,803
Gain on certificate liabilities		802,747		(2,910,985)		(1,703,465)
Other operating gains		211,999		19,835		(28,366)
Total gains/(losses) from operations		31,973		42,260		12,972
Total revenues, gains/(losses) from operations		197,650	[1]	197,800		100,683	[1]
Operating expenses (3)
Cost of revenue	[2]	(20,189)		(15,209)		(7,092)
Salaries and employee benefits	[2]	(19,521)		(21,737)		(13,316)
Professional fees	[2]	(9,870)		(4,655)		(4,497)
Marketing expenses	[2]	(5,291)		(5,471)		(3,219)
Technology expense	[2]	(4,474)		(2,738)		(2,404)
Allowance for credit losses	[2]	1,142		(1,902)
Other general and administrative expenses	[3]	(6,474)		(5,686)		(3,628)
XBT/ETP Pricing differential		(1,633)		(15,760)		(2,234)
Segment EBITDA				124,642		64,293
Transaction expenses		131,340
Share based compensation		(2,839)		(12,369)		(1,261)
Depreciation and amortization		(3,143)		(3,022)		(3,993)
Income from sale of FTX claim				36,816
Interest income		1,793		8,495		7,975
Interest expense		(7,804)		(11,355)		(8,510)
Gain (Loss) on treasury digital assets		(4,685)		3,493
Fair value gain on investments, net of impairment of equity method investment		(1,574)		923		15,732
XBT/ETP Pricing differential		1,633		15,760		2,234
Income/(loss) before income taxes		$ 114,721		$ 163,383		$ 76,470

[1]	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.
[4]	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
[5]	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.